INVENTORIES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories Details 1Abstract
Inventories, beginning	$ 192.4	$ 171.7	$ 155.4
Inventories, ending	198.4	192.4	171.7
Gross change - at cost	(6.0)	(20.7)	(16.3)
Utilization of allowances	(1.4)	(8.9)	0.5
Currency translation adjustments	(4.6)	2.7	1.6
Cash flow - (increase)/decrease in inventories	$ (12.0)	$ (26.9)	$ (14.2)